Schedule of Notes Payable Non - Vehicles (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Balance - December 31, 2022
Amortization of debt discount	(1,403,244)
Repayments	(262,500)	(657,719)
Balance - December 31, 2023	4,802,115
Collateral amount
Notes payable	$ 4,802,115
Note Holder One [Member]
Short-Term Debt [Line Items]
Notes issuance date	Apr. 19, 2023
Debt instrument collateral	All assets
Collateral amount	$ 1,500,000
Interest rate stated percentage	10.00%
Non Vehicles [Member] | Note Holder One [Member]
Short-Term Debt [Line Items]
Balance - December 31, 2022
Face amount of note	275,250
Debt discount	(25,250)
Amortization of debt discount	9,729
Repayments	(133,289)
Balance - December 31, 2023	$ 126,440
Notes issuance date	Apr. 16, 2023
Debt instrument maturity date description	December 12, 2024
Debt instrument collateral	All assets
Collateral amount	$ 141,961
Interest rate stated percentage	6.50%
Collateral amount	$ 15,521
Notes payable	$ 126,440